CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash	$ 618	$ 652
Total current assets	618	652
TOTAL ASSETS	618	652
CURRENT LIABILITIES
Accounts payables	910,618	881,840
Accrued liabilities	2,195,320	1,991,847
Current portion of loans, capital leases and line of credit	264,517	259,517
Convertible debt, net of beneficial conversion feature of $0 and $5,989	240,250	234,261
Related party payable	172,173	172,173
Total current liabilities	3,782,878	3,539,638
Total liabilities	3,782,878	3,539,638
STOCKHOLDERS' DEFICIT
Common stock $0.001 par value, 1,000,000,000 authorized, 336,424,883 issued and outstanding and 336,424,883 shares issued outstanding, respectively	336,425	336,425
Additional paid in capital	11,903,242	11,903,613
Stock payable	73,311	34,985
Accumulated deficit	(16,095,238)	(15,814,009)
Total stockholders' deficit	(3,782,260)	(3,538,986)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 618	$ 652